Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepaid And Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	June 30, 2026	December 31, 2025
Research and development	$1,092	$286
Insurance	288	138
Other	42	55

Total	$1,422	$479

Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2025	2024	2023
Research and development	$286	$—	$15
Insurance	138	65	147
Other	55	77	32
Totals	$479	$142	$194